Capital Group New Geography Equity
ETF (CGNG)
Investment portfolio
August 31, 2026
unaudited

Common stocks 97.61% Information technology 32.66%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	770,155	$319,861
SK hynix, Inc.	119,211	145,813
Samsung Electronics Co., Ltd.	577,847	109,777
Broadcom, Inc.	128,230	47,489
NVIDIA Corp.	194,610	42,966
Microsoft Corp.	77,913	39,525
ASML Holding NV	16,354	27,578
ASML Holding NV (ADR)	2,182	3,701
MediaTek, Inc.	230,000	28,458
Delta Electronics, Inc.	323,000	18,735
Tokyo Electron, Ltd.	50,100	17,700
Lenovo Group, Ltd.	3,964,000	15,192
Zhongji Innolight Co., Ltd., Class A	68,600	8,697
Zhongji Innolight Co., Ltd., Class H (a)	43,600	5,723
Elite Material Co., Ltd.	83,000	14,351
KLA Corp.	65,773	11,540
Baidu, Inc., Class A (a)	836,500	10,266
Cloudflare, Inc., Class A (a)	33,507	10,223
Seagate Technology Holdings PLC	12,084	10,010
Accton Technology Corp.	153,000	9,815
Xiaomi Corp., Class B (a)	2,745,200	9,673
Corning, Inc.	64,045	9,525
NAURA Technology Group Co., Ltd., Class A	83,800	8,727
Micron Technology, Inc.	8,071	7,738
Murata Manufacturing Co., Ltd.	167,100	7,522
Intel Corp. (a)	82,772	7,409
Kokusai Electric Corp.	87,500	4,813
ASE Technology Holding Co., Ltd.	260,000	4,787
Jentech Precision Industrial Co., Ltd.	23,000	4,343
Apple, Inc.	13,594	4,307
TDK Corp.	217,300	4,187
eMemory Technology, Inc.	55,000	4,161
Capgemini SE	30,244	3,768
Hygon Information Technology Co., Ltd., Class A	74,627	2,820
Western Digital Corp.	6,113	2,754
Kioxia Holdings Corp. (a)	8,700	2,722
Advanced Micro Devices, Inc. (a)	3,959	1,864
		988,540
Financials 15.69%
Banco Bilbao Vizcaya Argentaria SA	1,306,756	37,992
Abu Dhabi Islamic Bank PJSC	3,484,781	21,727
Nu Holdings, Ltd., Class A (a)	1,382,617	20,117
Mastercard, Inc., Class A	31,949	18,828
AIA Group, Ltd.	1,775,600	17,272
Hana Financial Group, Inc.	160,285	15,963
Capital Group New Geography Equity ETF — Page 1 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Capitec Ltd.	53,735	$15,518
Samsung Life Insurance Co., Ltd.	67,456	15,082
Eurobank SA	2,759,339	14,699
PICC Property and Casualty Co., Ltd., Class H	6,678,000	14,517
Shinhan Financial Group Co., Ltd.	177,206	14,100
UniCredit SpA	143,880	14,062
Bajaj Finance, Ltd.	1,134,432	12,598
Shriram Finance, Ltd.	972,808	11,344
KB Financial Group, Inc.	88,450	11,200
Standard Chartered PLC	368,607	10,873
Axis Bank, Ltd.	761,666	10,403
Banco Santander SA	698,287	10,272
Emirates NBD Bank PJSC	1,169,896	9,645
3i Group PLC	248,851	9,536
Banco BTG Pactual SA, units	882,934	9,323
Aon PLC, Class A	26,152	8,408
National Bank of Greece SA	426,902	8,370
HSBC Holdings PLC	387,957	8,034
OTP Bank PLC	54,493	7,839
Cholamandalam Investment and Finance Co., Ltd.	389,072	7,592
Saudi Awwal Bank SJSC, non-registered shares	831,062	7,548
Saudi National Bank (The)	599,669	6,916
Abu Dhabi Commercial Bank PJSC	1,659,264	6,840
FirstRand, Ltd.	1,143,415	6,766
XP, Inc., Class A	335,189	6,110
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,265,000	6,031
Hong Kong Exchanges and Clearing, Ltd.	107,100	5,810
Multi Commodity Exchange of India, Ltd.	152,131	5,434
Visa, Inc., Class A	14,163	5,373
Bank of the Philippine Islands	3,293,890	5,291
Credicorp, Ltd.	14,371	5,265
Erste Group Bank AG	36,355	5,122
BSE, Ltd.	148,016	5,104
ICICI Bank, Ltd.	333,685	5,097
Al Rajhi Banking and Investment Corp., non-registered shares	281,937	5,065
Yapi ve Kredi Bankasi AS (a)	6,420,600	4,859
Kaspi.kz JSC (ADR)	40,277	4,235
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,585,205	4,217
Akbank TAS	2,755,121	4,102
B3 SA - Brasil, Bolsa, Balcao	1,280,954	4,010
Futu Holdings, Ltd. (ADR)	31,070	3,795
Brookfield Corp., Class A	83,910	3,459
Vietnam Technological and Commercial JSCB (The)	2,515,100	3,222
		474,985
Industrials 11.07%
Rolls-Royce Holdings PLC	1,431,431	29,680
Contemporary Amperex Technology Co., Ltd., Class A	547,900	29,642
Airbus SE, non-registered shares	101,877	23,340
Hitachi, Ltd.	589,400	20,064
International Container Terminal Services, Inc.	1,029,720	14,638
Weichai Power Co., Ltd., Class A	1,793,600	7,252
Weichai Power Co., Ltd., Class H	1,699,000	6,901
Larsen & Toubro, Ltd.	320,757	13,631
Techtronic Industries Co., Ltd.	725,000	12,533
Capital Group New Geography Equity ETF — Page 2 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Copa Holdings SA, Class A	96,520	$12,205
BAE Systems PLC	386,353	10,701
Rumo SA	3,594,599	10,461
GE Vernova, Inc.	11,282	10,137
Adani Ports & Special Economic Zone, Ltd.	577,159	9,660
General Electric Co.	27,470	9,222
Aselsan Elektronik Sanayi ve Ticaret AS	1,077,247	8,622
WEG SA	872,865	8,448
Kanzhun, Ltd., Class A (ADR)	485,535	8,429
Localiza Rent a Car SA, ordinary nominative shares	1,223,494	8,281
AGCO Corp.	67,696	8,009
LG Corp.	90,950	7,935
Adani Enterprises, Ltd.	237,183	7,125
Mitsui & Co., Ltd.	206,800	6,484
HD Hyundai Marine Solution Co., Ltd.	41,395	6,276
TransDigm Group, Inc.	4,725	5,536
IHI Corp.	329,700	5,535
Uber Technologies, Inc. (a)	71,946	5,443
Shenzhen Inovance Technology Co., Ltd., Class A	574,300	5,288
Hanwha Aerospace Co., Ltd.	5,035	4,054
Grab Holdings, Ltd., Class A (a)	1,000,267	3,541
Mitsubishi Heavy Industries, Ltd.	144,600	3,520
Ayala Corp.	421,390	3,350
Daikin Industries, Ltd.	24,000	3,178
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S. (a)	458,145	3,092
HD Hyundai Electric Co., Ltd.	5,039	2,876
		335,089
Materials 9.46%
Grupo Mexico, SAB de CV, Series B	2,746,265	37,748
First Quantum Minerals, Ltd. (a)	1,103,899	36,718
Vale SA (ADR), ordinary nominative shares	1,711,911	25,833
APL Apollo Tubes, Ltd. (a)	686,537	16,037
Barrick Mining Corp.	315,791	14,157
Mitsui Kinzoku Co., Ltd.	67,700	12,436
Southern Copper Corp.	52,415	10,948
Glencore PLC	1,303,667	10,521
Amcor PLC (CDI)	201,854	9,370
Lundin Mining Corp.	328,704	8,801
BASF SE	138,221	8,506
Aura Minerals, Inc. (b)	99,837	8,344
Valterra Platinum, Ltd.	92,268	7,889
Freeport-McMoRan, Inc.	85,942	6,509
Zijin Gold International Co., Ltd.	330,700	6,413
Corteva, Inc.	69,591	5,890
Suzano SA	660,712	5,776
Siam Cement PCL, foreign registered shares	706,000	5,557
Wheaton Precious Metals Corp. (CAD denominated)	36,733	5,537
LG Chem, Ltd.	26,004	5,320
Nutrien, Ltd.	69,007	5,205
Baoshan Iron & Steel Co., Ltd., Class A	5,993,400	5,191
Anglo American PLC	80,073	4,632
Saudi Basic Industries Corp. non-registered shares	338,987	4,464
Pan American Silver Corp.	81,586	4,236
Anhui Conch Cement Co., Ltd., Class H	1,916,500	4,140
Capital Group New Geography Equity ETF — Page 3 of 8

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Dow, Inc.	113,474	$3,463
Gold Fields, Ltd.	73,881	3,397
Resonac Holdings Co., Ltd.	32,200	3,194
		286,232
Communication services 8.40%
Tencent Holdings, Ltd.	1,089,628	62,972
Alphabet, Inc., Class A	101,589	34,474
Alphabet, Inc., Class C	45,731	15,339
Bharti Airtel, Ltd.	1,749,266	33,300
Meta Platforms, Inc., Class A	44,726	25,598
NetEase, Inc.	530,800	13,029
NetEase, Inc. (ADR)	94,140	11,464
MTN Group, Ltd.	1,919,783	22,531
KT Corp. (ADR)	565,980	11,138
Baidu, Inc., Class A (ADR) (a)	84,287	8,031
True Corp. PCL, foreign registered shares	13,358,700	5,277
True Corp. PCL, nonvoting depository receipts	204,600	81
Advanced Info Service PCL, foreign registered shares	345,100	3,695
Telkom Indonesia (Persero) Tbk PT, Class B	24,844,500	3,646
America Movil, SAB de CV, Class B (ADR)	152,149	3,506
		254,081
Consumer discretionary 7.91%
MercadoLibre, Inc. (a)	23,660	45,810
Midea Group Co., Ltd., Class A	2,148,200	28,045
Alibaba Group Holding, Ltd. (ADR)	237,740	27,107
Compagnie Financiere Richemont SA, Class A	54,280	12,903
Trip.com Group, Ltd. (ADR) (a)	264,854	11,826
H World Group, Ltd. (ADR)	233,859	11,066
Ryohin Keikaku Co., Ltd.	341,300	9,247
LVMH Moet Hennessy-Louis Vuitton SE	16,618	8,750
Eicher Motors, Ltd.	102,972	8,604
Hyundai Mobis Co., Ltd.	23,180	7,681
Jumbo SA	236,952	7,156
Vibra Energia SA	1,009,261	6,704
Sea, Ltd., Class A (ADR) (a)	53,736	6,098
BYD Co., Ltd., Class H	509,400	5,667
TVS Motor Co., Ltd.	119,652	5,457
Galaxy Entertainment Group, Ltd.	1,017,000	4,432
PDD Holdings, Inc. (ADR) (a)	52,081	4,375
Panasonic Holdings Corp.	149,100	4,198
Royal Caribbean Cruises, Ltd.	14,347	3,856
Naspers, Ltd., Class N	77,025	3,770
Fuyao Glass Industry Group Co., Ltd., Class A	436,400	3,675
Maruti Suzuki India, Ltd.	24,259	3,453
Wynn Resorts, Ltd.	37,554	3,428
Inchcape PLC	279,112	3,213
Tesla, Inc. (a)	7,584	2,791
		239,312
Health care 3.93%
Laurus Labs, Ltd.	1,024,030	20,603
Max Healthcare Institute, Ltd.	1,381,262	15,123
Novo Nordisk AS, Class B	234,183	10,640
Capital Group New Geography Equity ETF — Page 4 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
AstraZeneca PLC	65,272	$10,587
Eli Lilly and Co.	8,337	9,644
BeOne Medicines, Ltd. (ADR) (a)	23,011	8,274
WuXi AppTec Co., Ltd., Class A	345,100	7,949
Thermo Fisher Scientific, Inc.	11,118	6,861
Takeda Pharmaceutical Co., Ltd.	160,600	5,796
Innovent Biologics, Inc. (a)	428,000	5,668
Rede D’Or Sao Luiz SA	691,879	4,697
Align Technology, Inc. (a)	24,745	3,954
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	568,150	3,895
Dr. Sulaiman Al Habib Medical Services Group Co.	43,053	2,670
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	72,709	2,621
		118,982
Consumer staples 3.64%
Nestle SA	212,349	20,706
Arca Continental, SAB de CV	969,882	11,115
KT&G Corp.	80,018	10,413
Avenue Supermarts, Ltd. (a)	222,048	9,098
JBS NV (BDR)	506,291	6,863
BBB Foods, Inc., Class A (a)	134,409	6,528
Kweichow Moutai Co., Ltd., Class A	32,000	6,188
Zabka Group	635,403	5,385
Philip Morris International, Inc.	28,457	5,330
Carlsberg A/S, Class B	35,546	4,879
Dino Polska SA, non-registered shares (a)	493,371	4,764
Raia Drogasil SA, ordinary nominative shares	1,244,709	4,708
Anheuser-Busch InBev SA/NV	56,653	4,493
PepsiCo, Inc.	26,796	3,761
United Spirits, Ltd.	206,426	3,232
Wal-Mart de Mexico, SAB de CV, Series V	1,001,370	2,773
		110,236
Energy 1.94%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,150,113	22,255
Reliance Industries, Ltd.	480,860	6,451
ADNOC Drilling Co. PJSC	3,879,339	6,126
TotalEnergies SE	54,599	4,790
BP PLC (ADR)	93,491	4,008
HD Hyundai Co., Ltd.	24,972	3,996
ADNOC Gas PLC	4,406,459	3,899
SLB, Ltd.	62,913	3,781
Vista Energy, SAB de CV, Class A (ADR) (a)	46,457	3,320
		58,626
Utilities 1.68%
Gulf Development PCL, foreign registered shares	6,566,504	12,525
Power Grid Corp. of India, Ltd.	3,615,700	10,012
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	2,026,134	9,885
Equatorial SA	743,247	5,260
Public Power Corp. SA	171,724	4,783
Adani Power, Ltd. (a)	2,094,793	4,358
Adani Green Energy, Ltd. (a)	317,901	4,058
		50,881
Capital Group New Geography Equity ETF — Page 5 of 8

unaudited
Common stocks (continued) Real estate 1.23%	Shares	Value (000)
Lodha Developers, Ltd.	1,485,024	$18,701
China Resources Land, Ltd.	2,583,500	9,907
China Resources Mixc Lifestyle Services, Ltd.	893,000	4,454
CK Asset Holdings, Ltd.	735,000	4,248
		37,310
Total common stocks (cost: $2,549,198,000)		2,954,274
Preferred securities 0.46% Financials 0.27%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,064,390	8,100
Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	43,375	5,911
Total preferred securities (cost: $9,857,000)		14,011
Short-term securities 2.29% Money market investments 2.29%
Capital Group Central Cash Fund 3.78% (c)(d)	695,271	69,520
Total short-term securities (cost: $69,520,000)		69,520
Total investment securities 100.36% (cost: $2,628,575,000)		3,037,805
Other assets less liabilities (0.36)%		(11,041)
Net assets 100.00%		$3,026,764
Investments in affiliates (d)

	Value at 6/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.29%
Money market investments 2.29%
Capital Group Central Cash Fund 3.78% (c)	$61,963	$209,107	$201,547	$(2)	$(1)	$69,520	$476

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Rate represents the seven-day yield at 8/31/2026.
(d)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Capital Group New Geography Equity ETF — Page 6 of 8

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group New Geography Equity ETF — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$960,082	$28,458	$—	$988,540
Financials	474,985	—	—	474,985
Industrials	335,089	—	—	335,089
Materials	286,232	—	—	286,232
Communication services	254,081	—	—	254,081
Consumer discretionary	239,312	—	—	239,312
Health care	118,982	—	—	118,982
Consumer staples	110,236	—	—	110,236
Energy	58,626	—	—	58,626
Utilities	50,881	—	—	50,881
Real estate	37,310	—	—	37,310
Preferred securities	14,011	—	—	14,011
Short-term securities	69,520	—	—	69,520
Total	$3,009,347	$28,458	$—	$3,037,805

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-319-1026
Capital Group New Geography Equity ETF — Page 8 of 8